                          GOVERNMENT INCOME PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1997

                                                                    NBAMTSA50697

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio
   The bullish fundamentals of fixed income markets became more apparent in the second quarter of 1997. The budget deficit appears to have shrunk dramatically, the Federal Reserve has remained friendly, and inflation statistics are the lowest in a generation. With this backdrop, since mid-April, bond investors drove rates down on an average of 40 basis points across the yield spectrum.
   We indicated to you in past reports that the fundamentals for fixed income securities were positive and that we participated in the rally by maintaining a positive viewpoint on the market. We have maintained significant positions in the mortgage area. Recently we have been selectively pruning mortgages that have met our targets.
   Mortgages continued their strong performance in the second quarter with discount coupons. Throughout the second quarter, mortgages witnessed significant overseas buying, and CMO production provided strong support for the sector. In response, we felt that mortgages may have reached a plateau and reduced mortgage-backed allocations shifting coupon exposure to less prepayment-sensitive deep discount securities. Specifically, we sold FNMA 7%, GNMA 8%, GNMA 8 1/2% and purchased GNMA 6 1/2%. Going forward, we believe the mortgage-backed sector will eventually adjust to the enhanced prepayment risk derived from the current bond market rally and could again provide better opportunities for fixed income investors.
   As we focus on the final six months of 1997, it is our current belief that fixed income securities, in light of powerful fundamental forces, present good investment opportunities. As usual, we will be vigilant in our sector and security selection, and we will attempt to find values that are not always recognized by the general market.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $   4,003,845
      Deferred organization costs (Note A)                  4,977
      Receivable from administrator -- net (Note
       B)                                                   2,553
      Receivable for Trust shares sold                      1,824
                                                    --------------
                                                        4,013,199
                                                    --------------
LIABILITIES
      Accrued expenses                                     17,242
      Payable for Trust shares redeemed                     2,243
                                                    --------------
                                                           19,485
                                                    --------------
NET ASSETS at value                                 $   3,993,714
                                                    --------------

NET ASSETS consist of:
      Par value                                     $         382
      Paid-in capital in excess of par value            3,915,381
      Accumulated undistributed net investment
       income                                             103,770
      Accumulated net realized losses on
       investment                                         (30,591)
      Net unrealized appreciation in value of
       investment                                           4,772
                                                    --------------
NET ASSETS at value                                 $   3,993,714
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                        382,158
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $10.45
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $   126,691
                                                    ------------
    Expenses:
      Administration fee (Note B)                         7,646
      Shareholder reports                                11,038
      Custodian fees                                      5,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                 1,430
      Legal fees                                            153
      Trustees' fees and expenses                            98
      Auditing fees                                          14
      Miscellaneous                                         688
      Expenses from Series (Notes A & B)                 23,305
                                                    ------------
        Total expenses                                   49,372
      Deduct -- expenses reimbursed by
       administrator (Note B)                           (29,570)
                                                    ------------
        Total net expenses                               19,802
                                                    ------------
        Net investment income                           106,889
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  FROM SERIES (NOTE A)
    Net realized loss on investment securities          (15,492)
    Change in net unrealized appreciation
     (depreciation) of investment securities             17,719
                                                    ------------
        Net gain on investments from Series (Note
        A)                                                2,227
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   109,116
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1997        December 31,
                                           (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    106,889    $    161,508
    Net realized loss on investments
     from Series (Note A)                      (15,492)        (15,099)
    Change in net unrealized
     appreciation (depreciation) of
     investments from Series (Note A)           17,719         (63,858)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                           109,116          82,551
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (162,111)        (84,129)
    Net realized gain on investments                --          (8,629)
                                          -----------------------------
    Total distributions to shareholders       (162,111)        (92,758)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                  769,016       1,829,330
    Proceeds from reinvestment of
     dividends and distributions               162,111          92,758
    Payments for shares redeemed              (336,153)       (651,702)
                                          -----------------------------
    Net increase from Trust share
     transactions                              594,974       1,270,386
                                          -----------------------------
NET INCREASE IN NET ASSETS                     541,979       1,260,179
NET ASSETS:
    Beginning of period                      3,451,735       2,191,556
                                          -----------------------------
    End of period                         $  3,993,714    $  3,451,735
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of period   $    103,770    $    158,992
                                          -----------------------------
NUMBER OF TRUST SHARES:
    Sold                                        74,104         176,971
    Issued on reinvestment of dividends
     and distributions                          15,862           9,023
    Redeemed                                   (32,529)        (61,852)
                                          -----------------------------
    Net increase in shares outstanding          57,437         124,142
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Government Income Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Government Income Portfolio (the "Fund") is a separate operating series of Neuberger&Berman Advisers Management Trust-SM- (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Government Income Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1997). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued by Advisers Managers Trust as indicated in the notes following the Series' Schedule of Investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($14,997 expiring in 2004, determined as of December 31, 1996), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.

Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Government Income Portfolio

5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five-year period. At June 30, 1997, the unamortized balance of such expenses amounted to $4,977.
6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management
Incorporated-Registered Trademark- ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of
 .40% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to limit the Fund's expenses by reimbursing the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1997, such excess expenses amounted to $29,570.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/ or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $598, which is less than .02% of the Fund's average daily net assets.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1997, additions and reductions in the Fund's investment in its Series amounted to $754,615 and $317,292, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Government Income Portfolio
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(1)

                                                    Six Months Ended                          Period from
                                                        June 30,          Year Ended       March 22, 1994(3)
                                                          1997           December 31,       to December 31,
                                                     (UNAUDITED)(2)    1996(2)   1995(2)         1994
                                                    --------------------------------------------------------
Net Asset Value, Beginning of Period                     $10.63        $10.93    $10.15         $10.00
                                                    --------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                   .31           .67       .70            .37
    Net Gains or Losses on Securities (both
     realized and unrealized)                              (.03)         (.54)      .46           (.22)
                                                    --------------------------------------------------------
      Total From Investment Operations                      .28           .13      1.16            .15
                                                    --------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                 (.46)         (.39)     (.38)            --
    Distributions (from capital gains)                       --          (.04)       --             --
                                                    --------------------------------------------------------
      Total Distributions                                  (.46)         (.43)     (.38)            --
                                                    --------------------------------------------------------
Net Asset Value, End of Period                           $10.45        $10.63    $10.93         $10.15
                                                    --------------------------------------------------------
Total Return(4)                                           +2.73%(5)     +1.32%   +11.76%         +1.50%(5)
                                                    --------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)              $  4.0        $  3.5    $  2.2         $  1.0
                                                    --------------------------------------------------------
    Ratio of Expenses to Average Net Assets(6)             1.04%(7)      1.02%     1.05%          1.09%(7)
                                                    --------------------------------------------------------
    Ratio of Net Investment Income to Average Net
     Assets(6)                                             5.59%(7)      5.59%     5.71%          4.78%(7)
                                                    --------------------------------------------------------
    Portfolio Turnover Rate(8)                               --            --         2%             3%
                                                    --------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust             June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          Government Income Portfolio
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
3) The date investment operations commenced.
4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return figures would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all fiscal periods shown.
5) Not annualized.
6) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios to average daily net assets would have been:

                                                                                       Period from
                                      Six Months Ended                               March 22, 1994
                                          June 30,        Year Ended December 31,    to December 31,
                                            1997             1996             1995        1994
----------------------------------------------------------------------------------------------------
Expenses                                   2.58%            2.95%             4.21%       2.57%
                                      --------------------------------------------------------------
Net Investment Income                      4.05%            3.66%             2.55%       3.30%
                                      --------------------------------------------------------------

7) Annualized.
8) The Fund transferred all of its investment securities into its Series on April 28, 1995. After that date the Fund invested only in its Series, and that Series, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund had no portfolio turnover rate. Portfolio turnover rates for the periods ending after April 28, 1995, are included elsewhere in AMT Government Income Investments' Financial Highlights.

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------
          AMT Government Income Investments

Principal                                          Rating            Market
 Amount                                      Moody's       S&P      Value(1)
---------                                  -----------  ---------  ----------
           U.S. TREASURY SECURITIES
           (45.4%)
$  80,000  U.S. Treasury Notes, 6.375%,
           due 5/15/99                         TSY         TSY     $   80,389
   40,000  U.S. Treasury Notes, 6.625%,
           due 6/30/01                         TSY         TSY         40,368
  215,000  U.S. Treasury Notes, 5.875%,
           due 11/30/01                        TSY         TSY        210,732
  325,000  U.S. Treasury Notes, 6.375%,
           due 8/15/02                         TSY         TSY        324,834
  185,000  U.S. Treasury Notes, 7.00%,
           due 7/15/06                         TSY         TSY        190,232
  215,000  U.S. Treasury Notes, 6.50%,
           due 10/15/06                        TSY         TSY        213,948
  121,332  U.S. Treasury
           Inflation-Indexed Notes,
           3.375%, due 1/15/07                 TSY         TSY        118,375
  165,000  U.S. Treasury Bonds, 7.625%,
           due 2/15/25                         TSY         TSY        180,639
  465,000  U.S. Treasury Bonds, 6.75%,
           due 8/15/26                         TSY         TSY        459,983
                                                                   ----------
           TOTAL U.S. TREASURY SECURITIES
           (COST $1,813,273)                                        1,819,500
                                                                   ----------
           U.S. GOVERNMENT AGENCY
           SECURITIES (17.4%)
  180,000  Federal Farm Credit Bank,
           Discount Notes, 5.41%, due
           7/2/97                              AGY         AGY        179,944
  250,000  Federal Home Loan Mortgage
           Corp., Discount Notes, 5.41%,
           due 7/14/97                         AGY         AGY        249,475
   60,000  Federal Home Loan Bank, Bonds,
           Ser. 98, 5.25%, due 5/26/98         AGY         AGY         59,695
  200,000  Student Loan Marketing
           Association, Global Notes,
           7.50%, due 3/8/00                   AGY         AGY        205,570
                                                                   ----------
           TOTAL U.S. GOVERNMENT AGENCY
           SECURITIES (COST $702,422)                                 694,684
                                                                   ----------
           MORTGAGE-BACKED SECURITIES
           (28.9%)
FEDERAL HOME LOAN MORTGAGE CORP.
   92,653  Gold Mortgage Participation
           Certificates, 7.00%, due
           4/1/11                              AGY         AGY         92,572
   94,888  Gold Mortgage Participation
           Certificates, 7.50%, due
           5/1/26                              AGY         AGY         95,242
FANNIE MAE
   22,826  Pass-Through Certificates,
           6.00%, due 3/1/11                  AGY          AGY         22,065
   75,441  Pass-Through Certificates,
           6.50%, due 11/1/10 & 1/1/26        AGY          AGY         73,374
  139,984  Pass-Through Certificates,
           7.50%, due 5/1/11 & 1/1/27         AGY          AGY        140,830
  317,698  Pass-Through Certificates,
           7.00%, due 1/1/10-4/1/27           AGY          AGY        312,640
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  286,340  Pass-Through Certificates,
           7.50%, due 7/15/11-3/15/26         AGY          AGY        288,054
  137,283  Pass-Through Certificates,
           6.50%, due 4/15/26                 AGY          AGY        131,446
                                                                   ----------
           TOTAL MORTGAGE-BACKED
           SECURITIES (COST $1,145,511)                             1,156,223
                                                                   ----------

Advisers Managers Trust                                June 30, 1997 (Unaudited)

--------------------------------------------------------------------------------

          AMT Government Income Investments

Principal                                          Rating            Market
 Amount                                      Moody's       S&P      Value(1)
---------                                  -----------  ---------  ----------
           ASSET-BACKED SECURITIES (5.7%)
$ 100,000  Capita Equipment Receivables
           Trust, Ser. 1996-1, Class A-4,
           6.28%, due 6/15/00                  Aaa         AAA     $   99,992
   50,000  Ford Credit Auto Loan Master
           Trust, Auto Loan Certificates,
           Ser. 1996-1, 5.50%, due
           2/15/03                             Aaa         AAA         48,215
   75,000  Standard Credit Card Master
           Trust I, Credit Card
           Participation Certificates,
           Ser. 1994-4, Class A, 8.25%,
           due 11/7/03                         Aaa         AAA         79,539
                                                                   ----------
           TOTAL ASSET-BACKED SECURITIES
           (COST $232,175)                                            227,746
                                                                   ----------
           TOTAL INVESTMENTS (97.4%)
           (COST $3,893,381)                                        3,898,153(2)
           Cash, receivables and other
           assets, less liabilities
           (2.6%)                                                     105,693
                                                                   ----------
           TOTAL NET ASSETS (100.0%)                               $4,003,846
                                                                   ----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Government Income Investments
1) Investment securities of the Series are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At June 30, 1997, the cost of investments for Federal income tax purposes was $3,893,381. Gross unrealized appreciation of investments was $27,232 and gross unrealized depreciation of investments was $22,460, resulting in net unrealized appreciation of $4,772, based on cost for Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                       June 30,
                                                         1997
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $   3,898,153
      Cash                                                 47,321
      Interest receivable                                  51,013
      Deferred organization costs (Note A)                 12,192
      Prepaid expenses                                         11
                                                    --------------
                                                        4,008,690
                                                    --------------
LIABILITIES
      Accrued expenses                                      3,690
      Payable to investment manager (Note B)                1,154
                                                    --------------
                                                            4,844
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $   4,003,846
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $   3,999,074
      Net unrealized appreciation in value of
       investment securities                                4,772
                                                    --------------
NET ASSETS                                          $   4,003,846
                                                    --------------
*Cost of investments                                $   3,893,381
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1997
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Interest income                                 $   126,691
                                                    ------------
    Expenses:
      Investment management fee (Note B)                  6,697
      Custodian fees (Note B)                             9,185
      Accounting fees                                     5,000
      Amortization of deferred organization and
       initial offering expenses (Note A)                 2,132
      Trustees' fees and expenses                            95
      Auditing fees                                          71
      Legal fees                                             57
      Insurance expense                                      32
      Miscellaneous                                          36
                                                    ------------
        Total expenses                                   23,305
                                                    ------------
        Net investment income                           103,386
                                                    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on investment securities
     sold                                               (15,492)
    Change in net unrealized appreciation
     (depreciation) of investment securities             17,719
                                                    ------------
        Net gain on investments                           2,227
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $   105,613
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1997        December 31,
                                           (UNAUDITED)        1996
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $    103,386    $    152,237
    Net realized loss on investments           (15,492)        (15,099)
    Change in net unrealized
     appreciation (depreciation) of
     investments                                17,719         (63,858)
                                          -----------------------------
    Net increase in net assets resulting
     from operations                           105,613          73,280
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  754,615       1,830,526
    Reductions                                (317,292)       (636,770)
                                          -----------------------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                      437,323       1,193,756
                                          -----------------------------
NET INCREASE IN NET ASSETS                     542,936       1,267,036
NET ASSETS:
    Beginning of period                      3,460,910       2,193,874
                                          -----------------------------
    End of period                         $  4,003,846    $  3,460,910
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Government Income Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Government Income Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At June 30, 1997, the unamortized balance of such expenses amounted to $12,192.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger&Berman Management Incorporated ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual rate of .35% of the first $500 million of the Series' average daily net assets, .325% of the next $500 million, .30% of the next $500 million, .275% of the next $500 million, and .25% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger& Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $598, which is less than .02% of the Series' average daily net assets.

Advisers Managers Trust                                June 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
          AMT Government Income Investments

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1997, there were purchase and sale transactions (excluding short-term securities) of $3,259,529 and $2,930,188, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Government Income Investments

                                                                       Period from
                                      Six Months                       May 1, 1995
                                         Ended                        (Commencement
                                       June 30,      Year Ended     of Operations) to
                                         1997       December 31,       December 31,
                                      (UNAUDITED)       1996               1995
                                      -------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                             1.22%(1)       1.34%                  1.77%(1)
                                      -------------------------------------------------
    Net Investment Income                5.40%(1)       5.26%                  4.78%(1)
                                      -------------------------------------------------
Portfolio Turnover Rate                    87%           231%                    64%
                                      -------------------------------------------------
Net Assets, End of Period (in
 millions)                               $4.0           $3.5                   $2.2
                                      -------------------------------------------------

1) Annualized.